Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL MONEYMART ASSETS INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2015